LOANS, FINANCING AND DEBENTURES - Maturity Schedule (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	R$ 44,015,645
2022
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	8,234,752
2023
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	4,785,443
2024
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	6,657,723
2025
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	4,681,094
2026
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	4,204,094
2027
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	1,739,095
After 2027
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	R$ 13,713,444